Long-Term Debt (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Capital lease obligations	$ 5,599	$ 5,652
Other long-term borrowings	22,465	37,645
Total	656,342	767,236
Current portion of long-term debt	161,599	6,156
Long-term debt, excluding current portion	494,743	761,080
2023 Notes [Member]
Debt Instrument [Line Items]
Notes payable	469,491	468,976
2016 Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 158,787	$ 254,963